Income Taxes (Details 1) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Expected income tax benefit at federal statutory tax rate				$ (1,111,773)	$ (1,693,806)
State income taxes, net of federal benefit				(241,899)	(240,479)
Change in fair value of warrant				(452,930)
Change in valuation allowance				1,720,620	1,843,282
Stock compensation				83,332
Other permanent difference				1,580	222,207
Other				2,671	(129,489)
Provision (benefit) for income taxes	$ 400	$ 2,431	$ 1,200	$ 1,600	$ 1,716